Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 93	$ 84
Estimates annual amortization expense, 2020	85
Estimates annual amortization expense, 2021	66
Estimates annual amortization expense, 2022	53
Estimates annual amortization expense, 2023	47
Estimates annual amortization expense, 2024	$ 43